Dividends on ordinary capital	12 Months Ended
Dec. 31, 2025
Dividend On Ordinary Capital [Abstract]
Dividends on ordinary capital	8. Dividends on ordinary capital

Dividends are recognised on the date that the shareholder’s right to receive payment is established. This is generally the date when the dividend is declared.

	€ million 2025	€ million 2024	€ million 2023
Dividends on ordinary capital during the year	(4,453)	(4,320)	(4,327)
Dividends in specie to shareholders in The Magnum Ice Cream Company shares	(6,752)	–	–
Total	(11,205)	(4,320)	(4,327)
From 1 January 2025, the Group declared dividends in euro (previously GBP). Four quarterly interim dividends were declared and paid during 2025, totalling €1.81/
£1.55 (2024: £1.47) per PLC ordinary share.
A quarterly dividend of €1,017 million (2024: €1,121 million) was declared on 12 February 2026, to be paid in April 2026; €0.47/£0.41 per PLC ordinary share (2024:
£0.38). Total dividends declared in relation to 2025 were €1.82/£1.58 (2024: £1.48) per PLC ordinary share.
The demerger of the Ice Cream business was effected by Unilever PLC declaring an interim dividend in specie of The Magnum Ice Cream Company. The fair value of the distribution was €6,752 million.